UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04526

Name of Registrant: Vanguard Quantitative Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Item 1: Schedule of Investments

Growth and Income Fund

Schedule of Investments
As of December 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (97.9%)[1]
Consumer Discretionary (12.3%)
	Home Depot Inc.	655,752	40,558
	Comcast Corp. Class A	1,044,934	39,060
	Wyndham Worldwide Corp.	484,274	25,768
*	Amazon.com Inc.	94,710	23,785
	Time Warner Cable Inc.	236,200	22,956
	Viacom Inc. Class B	411,836	21,720
*	DIRECTV	382,556	19,189
	TJX Cos. Inc.	426,270	18,095
	Walt Disney Co.	349,325	17,393
	McDonald's Corp.	170,220	15,015
	News Corp. Class A	578,556	14,776
	CBS Corp. Class B	351,833	13,387
*	priceline.com Inc.	19,453	12,084
	Gap Inc.	368,546	11,440
*	O'Reilly Automotive Inc.	120,400	10,766
*	Goodyear Tire & Rubber Co.	758,070	10,469
	Macy's Inc.	258,780	10,098
	NIKE Inc. Class B	187,020	9,650
	Whirlpool Corp.	84,000	8,547
	Newell Rubbermaid Inc.	379,300	8,447
	Harley-Davidson Inc.	172,800	8,440
	Time Warner Inc.	173,705	8,308
	Lowe's Cos. Inc.	225,730	8,018
	Marriott International Inc. Class A	208,420	7,768
	Starbucks Corp.	137,557	7,376
	H&R Block Inc.	385,060	7,151
	Ford Motor Co.	475,489	6,158
*	AutoZone Inc.	16,164	5,729
	Expedia Inc.	91,410	5,617
	Coach Inc.	99,880	5,544
	Cablevision Systems Corp. Class A	344,254	5,143
	Gannett Co. Inc.	269,800	4,859
	Omnicom Group Inc.	95,890	4,791
*	TripAdvisor Inc.	114,100	4,788
	Target Corp.	75,100	4,444
	Mattel Inc.	120,050	4,396
	Yum! Brands Inc.	56,990	3,784
	Washington Post Co. Class B	10,206	3,727
	Wynn Resorts Ltd.	32,515	3,658
*	NVR Inc.	3,800	3,496
	Starwood Hotels & Resorts Worldwide Inc.	53,790	3,085
	Limited Brands Inc.	63,720	2,999
	Carnival Corp.	74,620	2,744
*	Discovery Communications Inc. Class A	42,910	2,724
	Ross Stores Inc.	45,940	2,488
*	Fossil Inc.	26,400	2,458
	Nordstrom Inc.	40,930	2,190
	Ralph Lauren Corp. Class A	13,413	2,011
	Scripps Networks Interactive Inc. Class A	33,980	1,968

* AutoNation Inc.	48,140	1,911
* Apollo Group Inc. Class A	91,290	1,910
Darden Restaurants Inc.	38,360	1,729
Harman International Industries Inc.	37,460	1,672
* Discovery Communications Inc.	28,300	1,656
D.R. Horton Inc.	78,300	1,549
Genuine Parts Co.	24,256	1,542
Ameristar Casinos Inc.	52,400	1,375
McGraw-Hill Cos. Inc.	24,683	1,349
PetSmart Inc.	19,660	1,344
Domino's Pizza Inc.	30,300	1,320
International Game Technology	89,900	1,274
Family Dollar Stores Inc.	18,700	1,186
* PulteGroup Inc.	63,550	1,154
Las Vegas Sands Corp.	24,526	1,132
Best Buy Co. Inc.	89,700	1,063
Hasbro Inc.	25,537	917
* Liberty Media Corp. - Liberty Capital Class A	7,900	916
* Charter Communications Inc. Class A	11,900	907
GameStop Corp. Class A	35,850	899
* Dollar Tree Inc.	21,400	868
Kohl's Corp.	18,290	786
* Bed Bath & Beyond Inc.	14,000	783
* Fifth & Pacific Cos. Inc.	39,660	494
* Orbitz Worldwide Inc.	180,221	490
Abercrombie & Fitch Co.	10,160	487
* Liberty Global Inc. Class A	7,300	460
* Pinnacle Entertainment Inc.	27,894	442
* Christopher & Banks Corp.	65,100	355
Hillenbrand Inc.	15,368	347
Lennar Corp. Class A	7,860	304
* Biglari Holdings Inc.	746	291
* Boyd Gaming Corp.	43,300	287
Gildan Activewear Inc. Class A	7,000	256
Leggett & Platt Inc.	9,140	249
Lear Corp.	5,200	244
* Sally Beauty Holdings Inc.	10,300	243
* Delphi Automotive plc	6,200	237
* Ascent Capital Group Inc. Class A	3,600	223
Interpublic Group of Cos. Inc.	18,535	204
Tractor Supply Co.	2,200	194
* Penn National Gaming Inc.	3,900	191
* Office Depot Inc.	52,300	172
Blyth Inc.	10,300	160
* Sears Holdings Corp.	3,800	157
Churchill Downs Inc.	2,360	157
* Career Education Corp.	42,759	150
* Pandora Media Inc.	15,000	138
Service Corp. International	9,900	137
Williams-Sonoma Inc.	3,000	131
Sears Canada Inc.	9,422	95
Movado Group Inc.	3,000	92
Strayer Education Inc.	1,500	84
* Red Robin Gourmet Burgers Inc.	2,300	81
Ulta Salon Cosmetics & Fragrance Inc.	800	79
* Corinthian Colleges Inc.	31,500	77
* Zale Corp.	15,651	64

Signet Jewelers Ltd.	1,200	64
* Carmike Cinemas Inc.	4,100	61
* Dollar General Corp.	1,390	61
* New York & Co. Inc.	15,823	60
* ITT Educational Services Inc.	3,000	52
* Wet Seal Inc. Class A	15,077	42
Harte-Hanks Inc.	7,043	42
* American Apparel Inc.	38,397	39
Hooker Furniture Corp.	2,584	38
PVH Corp.	300	33
Universal Technical Institute Inc.	2,389	24
Ambassadors Group Inc.	5,104	22
* Bridgepoint Education Inc.	2,100	22
* Liberty Ventures Class A	300	20
* Exide Technologies	5,743	20
* Isle of Capri Casinos Inc.	3,462	19
DISH Network Corp. Class A	500	18
* Jamba Inc.	7,966	18
* Lee Enterprises Inc.	14,075	16
* Cumulus Media Inc. Class A	5,900	16
* Build-A-Bear Workshop Inc.	3,780	14
* Sears Hometown and Outlet Stores Inc.	354	11
AH Belo Corp. Class A	1,900	9
* General Motors Co.	289	8
* Barnes & Noble Inc.	500	8
Sirius XM Radio Inc.	2,400	7
* Tuesday Morning Corp.	1,100	7
* Education Management Corp.	1,300	6
* Furniture Brands International Inc.	4,200	4
* Valuevision Media Inc. Class A	2,463	4
* Reading International Inc. Class A	700	4
* Pacific Sunwear of California Inc.	2,500	4
* LodgeNet Interactive Corp.	75,900	4
* Live Nation Entertainment Inc.	400	4
* Kirkland's Inc.	350	4
Texas Roadhouse Inc. Class A	219	4
RadioShack Corp.	1,600	3
* Beazer Homes USA Inc.	200	3
Lincoln Educational Services Corp.	600	3
* Express Inc.	200	3
Pep Boys-Manny Moe & Jack	300	3
Regal Entertainment Group Class A	209	3
* Capella Education Co.	100	3
* Imax Corp.	114	3
* School Specialty Inc.	2,300	2
* Vitacost.com Inc.	317	2
* MTR Gaming Group Inc.	500	2
* Coldwater Creek Inc.	350	2
* Overstock.com Inc.	108	2
		526,902
Consumer Staples (9.8%)
Philip Morris International Inc.	874,849	73,172
Procter & Gamble Co.	983,168	66,747
Wal-Mart Stores Inc.	638,089	43,537
Coca-Cola Co.	830,034	30,089
PepsiCo Inc.	415,881	28,459
Costco Wholesale Corp.	246,200	24,317

Kraft Foods Group Inc.	360,636	16,398
CVS Caremark Corp.	334,500	16,173
Kroger Co.	446,160	11,609
Mondelez International Inc. Class A	403,110	10,267
Altria Group Inc.	311,488	9,787
* Dean Foods Co.	582,700	9,620
Reynolds American Inc.	227,652	9,432
Kimberly-Clark Corp.	92,431	7,804
JM Smucker Co.	89,900	7,753
Campbell Soup Co.	212,300	7,407
Walgreen Co.	198,500	7,347
* Constellation Brands Inc. Class A	190,900	6,756
Colgate-Palmolive Co.	50,032	5,230
Estee Lauder Cos. Inc. Class A	64,900	3,885
HJ Heinz Co.	66,142	3,815
Hershey Co.	52,590	3,798
General Mills Inc.	86,650	3,502
Sysco Corp.	87,939	2,784
Tyson Foods Inc. Class A	128,902	2,501
Dr Pepper Snapple Group Inc.	50,791	2,244
Clorox Co.	16,440	1,204
Beam Inc.	9,800	599
Lorillard Inc.	4,609	538
Hormel Foods Corp.	16,204	506
Avon Products Inc.	31,300	449
Molson Coors Brewing Co. Class B	10,450	447
Whole Foods Market Inc.	4,490	410
Sanderson Farms Inc.	6,790	323
Ingredion Inc.	3,881	250
* Hain Celestial Group Inc.	3,000	163
* Green Mountain Coffee Roasters Inc.	3,600	149
Brown-Forman Corp. Class B	1,400	89
* Rite Aid Corp.	45,600	62
Mead Johnson Nutrition Co.	400	26
B&G Foods Inc.	600	17
Kellogg Co.	200	11
Hillshire Brands Co.	300	8
* Post Holdings Inc.	193	7
Cott Corp.	750	6
* Monster Beverage Corp.	100	5
Vector Group Ltd.	300	4
* Synutra International Inc.	800	4
Roundy's Inc.	300	1
SUPERVALU Inc.	500	1
		419,712
Energy (10.4%)
Exxon Mobil Corp.	1,590,004	137,615
Chevron Corp.	739,242	79,942
ConocoPhillips	553,754	32,112
Occidental Petroleum Corp.	405,605	31,073
Schlumberger Ltd.	405,189	28,076
Phillips 66	356,312	18,920
Marathon Petroleum Corp.	297,450	18,739
EOG Resources Inc.	118,300	14,289
Anadarko Petroleum Corp.	186,256	13,841
Valero Energy Corp.	296,960	10,132
Ensco plc Class A	156,500	9,277

	Spectra Energy Corp.	247,140	6,767
	National Oilwell Varco Inc.	95,891	6,554
	Williams Cos. Inc.	175,440	5,744
	Marathon Oil Corp.	157,891	4,841
	Halliburton Co.	134,504	4,666
	Devon Energy Corp.	86,591	4,506
	Tesoro Corp.	93,650	4,125
	Kinder Morgan Inc.	94,870	3,352
	Cabot Oil & Gas Corp.	29,710	1,478
*	Cameron International Corp.	24,700	1,395
*	WPX Energy Inc.	90,300	1,344
	Murphy Oil Corp.	22,198	1,322
*	Denbury Resources Inc.	59,174	959
	Apache Corp.	11,850	930
	Nexen Inc.	27,800	749
*	Hercules Offshore Inc.	98,200	607
*	SemGroup Corp. Class A	14,100	551
	Helmerich & Payne Inc.	5,700	319
*	Cheniere Energy Inc.	16,800	315
*	FMC Technologies Inc.	7,321	314
	Noble Energy Inc.	2,700	275
*	Renewable Energy Group Inc.	21,288	125
*	TETRA Technologies Inc.	16,300	124
*	Cal Dive International Inc.	50,579	87
*	Lone Pine Resources Inc.	70,828	87
	Talisman Energy Inc.	7,100	80
	Baker Hughes Inc.	1,769	72
	W&T Offshore Inc.	3,700	59
*	Ocean Rig UDW Inc.	2,990	45
	Hess Corp.	700	37
*	Southwestern Energy Co.	1,100	37
	DHT Holdings Inc.	7,000	29
*,^ Overseas Shipholding Group Inc.		26,800	23
*	SandRidge Energy Inc.	2,500	16
*	EPL Oil & Gas Inc.	600	13
	Oceaneering International Inc.	200	11
*	Midstates Petroleum Co. Inc.	1,400	10
*	Uranium Resources Inc.	29,700	9
*	Geospace Technologies Corp.	100	9
*	Hyperdynamics Corp.	12,700	8
*	Willbros Group Inc.	1,400	7
*	Nabors Industries Ltd.	500	7
*	Newfield Exploration Co.	265	7
	Encana Corp.	300	6
*	Exterran Holdings Inc.	239	5
*	Halcon Resources Corp.	700	5
*	ZaZa Energy Corp.	1,764	4
*	Gevo Inc.	1,200	2
*	James River Coal Co.	500	2
*	Kosmos Energy Ltd.	100	1
			446,056
Exchange-Traded Fund (0.2%)
	SPDR S&P 500 ETF Trust	54,400	7,753

Financials (16.5%)
	JPMorgan Chase & Co.	1,652,521	72,661
	Wells Fargo & Co.	2,050,217	70,076

* American International Group Inc.	1,227,180	43,319
Bank of America Corp.	3,465,310	40,198
* Berkshire Hathaway Inc. Class B	357,765	32,092
American Express Co.	558,211	32,086
US Bancorp	929,093	29,675
Goldman Sachs Group Inc.	187,730	23,947
Citigroup Inc.	509,190	20,144
Simon Property Group Inc.	106,180	16,786
Discover Financial Services	419,550	16,174
Fifth Third Bancorp	894,020	13,580
SLM Corp.	709,706	12,157
Equity Residential	213,239	12,084
Aflac Inc.	216,810	11,517
Allstate Corp.	278,040	11,169
Marsh & McLennan Cos. Inc.	321,125	11,069
Prologis Inc.	296,280	10,811
State Street Corp.	214,601	10,088
HCP Inc.	223,045	10,077
CME Group Inc.	178,620	9,058
Kimco Realty Corp.	413,630	7,991
AvalonBay Communities Inc.	57,891	7,849
Public Storage	53,279	7,723
PNC Financial Services Group Inc.	130,342	7,600
Torchmark Corp.	146,760	7,583
Invesco Ltd.	287,841	7,510
Prudential Financial Inc.	134,880	7,193
BlackRock Inc.	32,420	6,702
Health Care REIT Inc.	107,780	6,606
NYSE Euronext	199,525	6,293
Travelers Cos. Inc.	87,416	6,278
Aon plc	106,890	5,943
American Tower Corporation	74,335	5,744
* Genworth Financial Inc. Class A	761,500	5,719
Capital One Financial Corp.	97,800	5,666
Ventas Inc.	85,870	5,558
Bank of New York Mellon Corp.	203,755	5,237
Weyerhaeuser Co.	183,700	5,111
Progressive Corp.	231,323	4,881
Ameriprise Financial Inc.	76,344	4,781
Loews Corp.	102,914	4,194
Assurant Inc.	118,167	4,100
Plum Creek Timber Co. Inc.	78,386	3,478
Chubb Corp.	45,601	3,435
* IntercontinentalExchange Inc.	27,340	3,385
NASDAQ OMX Group Inc.	129,892	3,249
T. Rowe Price Group Inc.	49,431	3,219
Boston Properties Inc.	29,980	3,172
ACE Ltd.	36,030	2,875
BB&T Corp.	93,920	2,734
Unum Group	117,400	2,444
People's United Financial Inc.	178,492	2,158
Granite Real Estate Inc.	54,700	2,079
Equity Lifestyle Properties Inc.	29,908	2,013
M&T Bank Corp.	16,959	1,670
Vornado Realty Trust	19,961	1,598
SunTrust Banks Inc.	54,800	1,554
Erie Indemnity Co. Class A	20,599	1,426

* E*TRADE Financial Corp.	145,460	1,302
MetLife Inc.	38,440	1,266
Apartment Investment & Management Co. Class A	40,886	1,106
Cincinnati Financial Corp.	26,650	1,044
Northern Trust Corp.	20,250	1,016
KeyCorp	103,280	870
* Flagstar Bancorp Inc.	41,900	813
Federated Investors Inc. Class B	36,599	740
Old Republic International Corp.	66,169	705
Franklin Resources Inc.	5,100	641
Huntington Bancshares Inc.	96,100	614
Morgan Stanley	27,790	531
Hudson City Bancorp Inc.	57,000	463
* Popular Inc.	22,100	459
* Ocwen Financial Corp.	11,000	380
XL Group plc Class A	13,281	333
* NewStar Financial Inc.	23,000	322
Newcastle Investment Corp.	35,900	312
* Arch Capital Group Ltd.	6,900	304
Credicorp Ltd.	1,907	279
American Assets Trust Inc.	9,864	276
Charles Schwab Corp.	18,395	264
Apollo Residential Mortgage Inc.	11,900	240
* First BanCorp	50,600	232
* Central Pacific Financial Corp.	14,600	228
Moody's Corp.	4,404	222
Starwood Property Trust Inc.	9,500	218
* Alleghany Corp.	607	204
Oriental Financial Group Inc.	14,725	197
Healthcare Trust of America Inc. Class A	19,300	191
Symetra Financial Corp.	14,500	188
White Mountains Insurance Group Ltd.	300	154
Piedmont Office Realty Trust Inc. Class A	7,700	139
Sovran Self Storage Inc.	2,200	137
CNO Financial Group Inc.	12,400	116
American Campus Communities Inc.	2,400	111
* Knight Capital Group Inc. Class A	28,479	100
Western Asset Mortgage Capital Corp.	4,800	95
Retail Properties of America Inc.	5,893	71
* eHealth Inc.	2,514	69
ProAssurance Corp.	1,490	63
* First Industrial Realty Trust Inc.	4,200	59
Brown & Brown Inc.	2,086	53
* Altisource Portfolio Solutions SA	600	52
* Hilltop Holdings Inc.	3,548	48
* Green Dot Corp. Class A	3,900	48
Taubman Centers Inc.	600	47
* Southwest Bancorp Inc.	3,342	37
* Signature Bank	500	36
Host Hotels & Resorts Inc.	1,800	28
* FelCor Lodging Trust Inc.	5,600	26
PS Business Parks Inc.	400	26
* United Community Banks Inc.	2,748	26
Medley Capital Corp.	1,700	25
Rouse Properties Inc.	1,200	20
Terreno Realty Corp.	1,054	16
Endurance Specialty Holdings Ltd.	400	16

Willis Group Holdings plc	400	13
Washington REIT	500	13
PrivateBancorp Inc.	700	11
* Phoenix Cos. Inc.	426	11
Hospitality Properties Trust	400	9
Validus Holdings Ltd.	270	9
Trustmark Corp.	400	9
Realty Income Corp.	200	8
* FBR & Co.	2,060	8
RLI Corp.	117	8
United Fire Group Inc.	300	7
Legg Mason Inc.	200	5
Leucadia National Corp.	200	5
Prospect Capital Corp.	404	4
* Sunstone Hotel Investors Inc.	400	4
Parkway Properties Inc.	300	4
* TFS Financial Corp.	400	4
Capitol Federal Financial Inc.	241	3
* Preferred Bank	196	3
Sterling Financial Corp.	112	2
* Global Indemnity plc	100	2
Getty Realty Corp.	121	2
New Mountain Finance Corp.	100	1
SI Financial Group Inc.	100	1
* Altisource Asset Management Corp.	10	1
* Altisource Residential Corp.	33	1
MidSouth Bancorp Inc.	6	—
		703,245
Health Care (11.0%)
Pfizer Inc.	3,026,119	75,895
Johnson & Johnson	844,663	59,211
Merck & Co. Inc.	1,172,994	48,022
Abbott Laboratories	631,423	41,358
UnitedHealth Group Inc.	565,398	30,667
Eli Lilly & Co.	423,352	20,880
Amgen Inc.	209,950	18,123
McKesson Corp.	180,210	17,473
* Biogen Idec Inc.	85,470	12,536
Aetna Inc.	222,300	10,293
Covidien plc	162,100	9,360
* Celgene Corp.	118,460	9,325
* Mylan Inc.	318,330	8,748
Zimmer Holdings Inc.	124,700	8,313
Cardinal Health Inc.	197,990	8,153
Allergan Inc.	82,190	7,539
Thermo Fisher Scientific Inc.	110,250	7,032
* DaVita HealthCare Partners Inc.	62,400	6,897
Bristol-Myers Squibb Co.	184,032	5,998
* Gilead Sciences Inc.	78,870	5,793
Baxter International Inc.	83,468	5,564
Cigna Corp.	101,400	5,421
Medtronic Inc.	120,103	4,927
Humana Inc.	70,800	4,859
* Alexion Pharmaceuticals Inc.	50,100	4,700
AmerisourceBergen Corp. Class A	101,817	4,396
Becton Dickinson and Co.	53,032	4,147
Tenet Healthcare Corp.	125,246	4,067

*	Life Technologies Corp.	78,000	3,828
	Stryker Corp.	41,093	2,253
*	Intuitive Surgical Inc.	4,182	2,051
*	Hospira Inc.	55,100	1,721
*	CareFusion Corp.	45,300	1,295
*	Edwards Lifesciences Corp.	10,580	954
*	XenoPort Inc.	110,509	859
	Teleflex Inc.	9,800	699
*	Forest Laboratories Inc.	19,297	682
	Patterson Cos. Inc.	16,490	564
*	Watson Pharmaceuticals Inc.	6,000	516
*	Illumina Inc.	7,900	439
*	Idenix Pharmaceuticals Inc.	86,200	418
*	Emergent Biosolutions Inc.	24,737	397
*	Arqule Inc.	140,900	393
*	Sirona Dental Systems Inc.	5,600	361
*	Rigel Pharmaceuticals Inc.	47,331	308
*	PharMerica Corp.	19,566	279
*	Health Net Inc.	10,900	265
*	Allscripts Healthcare Solutions Inc.	26,300	248
*	Cell Therapeutics Inc.	174,804	227
*	Sequenom Inc.	47,451	224
*	Pharmacyclics Inc.	3,641	211
*	Array BioPharma Inc.	54,600	203
*	AVEO Pharmaceuticals Inc.	23,481	189
*	Valeant Pharmaceuticals International Inc.	2,900	173
*	Medivation Inc.	3,092	158
*	ACADIA Pharmaceuticals Inc.	31,500	146
	WellPoint Inc.	2,200	134
*	Theravance Inc.	5,500	122
*	Sunesis Pharmaceuticals Inc.	27,800	117
*	Arena Pharmaceuticals Inc.	12,400	112
*	Achillion Pharmaceuticals Inc.	13,900	111
	Pain Therapeutics Inc.	40,500	110
*	Threshold Pharmaceuticals Inc.	24,542	103
*	Oncothyreon Inc.	51,385	99
*	Furiex Pharmaceuticals Inc.	4,946	95
*	Dendreon Corp.	14,275	75
*	AMAG Pharmaceuticals Inc.	4,500	66
	Quest Diagnostics Inc.	1,100	64
*	Progenics Pharmaceuticals Inc.	20,700	62
*	LCA-Vision Inc.	20,797	59
*	Accretive Health Inc.	4,978	58
*	MedAssets Inc.	3,400	57
*	Insmed Inc.	8,431	56
*	Bruker Corp.	3,433	52
*	Team Health Holdings Inc.	1,800	52
	HCA Holdings Inc.	1,700	51
*	NuVasive Inc.	3,204	50
*	Neuralstem Inc.	41,669	46
*,^ StemCells Inc.		27,500	45
*	Vivus Inc.	3,323	45
*	Brookdale Senior Living Inc. Class A	1,700	43
*	BioDelivery Sciences International Inc.	9,802	42
*	Nektar Therapeutics	5,200	39
*	Keryx Biopharmaceuticals Inc.	11,800	31
*	Providence Service Corp.	1,800	31

* Celldex Therapeutics Inc.	4,400	30
* TranS1 Inc.	10,180	25
* Express Scripts Holding Co.	437	24
* ABIOMED Inc.	1,600	22
* Momenta Pharmaceuticals Inc.	1,800	21
* Halozyme Therapeutics Inc.	3,000	20
* Nymox Pharmaceutical Corp.	2,800	19
* Acorda Therapeutics Inc.	700	17
* Molina Healthcare Inc.	600	16
* Rockwell Medical Technologies Inc.	1,800	14
* Optimer Pharmaceuticals Inc.	1,575	14
* Infinity Pharmaceuticals Inc.	400	14
* SIGA Technologies Inc.	5,129	13
* Boston Scientific Corp.	2,300	13
* GTx Inc.	3,100	13
* Cutera Inc.	1,100	10
* Synta Pharmaceuticals Corp.	1,025	9
* Zalicus Inc.	13,400	9
Hill-Rom Holdings Inc.	300	9
Techne Corp.	123	8
* Capital Senior Living Corp.	400	7
Enzon Pharmaceuticals Inc.	1,600	7
Owens & Minor Inc.	200	6
* Staar Surgical Co.	900	5
* Merrimack Pharmaceuticals Inc.	900	5
* Biosante Pharmaceuticals Inc.	4,189	5
* Exelixis Inc.	1,100	5
* ViroPharma Inc.	200	5
* Myrexis Inc.	1,550	4
* Biolase Inc.	2,361	4
* Pacific Biosciences of California Inc.	2,000	3
* Horizon Pharma Inc.	1,300	3
* Ironwood Pharmaceuticals Inc. Class A	262	3
* HealthSouth Corp.	132	3
* Nanosphere Inc.	900	3
* QLT Inc.	300	2
* Orexigen Therapeutics Inc.	400	2
* Omeros Corp.	400	2
* Repros Therapeutics Inc.	84	1
* XOMA Corp.	500	1
* Durect Corp.	1,300	1
* AngioDynamics Inc.	105	1
* Ventrus Biosciences Inc.	400	1
* Ligand Pharmaceuticals Inc. Class B	35	1
* Alimera Sciences Inc.	400	1
* Pozen Inc.	100	1
		472,187
Industrials (10.0%)
General Electric Co.	4,512,850	94,725
Union Pacific Corp.	230,738	29,008
United Parcel Service Inc. Class B	367,467	27,093
Boeing Co.	349,240	26,319
Honeywell International Inc.	303,230	19,246
General Dynamics Corp.	268,371	18,590
Lockheed Martin Corp.	181,834	16,781
Caterpillar Inc.	181,550	16,263
Raytheon Co.	281,001	16,174

Northrop Grumman Corp.	226,046	15,276
Ingersoll-Rand plc	310,770	14,905
Danaher Corp.	190,880	10,670
Equifax Inc.	181,000	9,796
3M Co.	96,990	9,006
United Technologies Corp.	104,210	8,546
Textron Inc.	306,900	7,608
Tyco International Ltd.	258,392	7,558
Emerson Electric Co.	119,509	6,329
ADT Corp.	121,040	5,627
Republic Services Inc. Class A	189,320	5,553
CSX Corp.	251,587	4,964
Illinois Tool Works Inc.	79,520	4,836
L-3 Communications Holdings Inc.	62,315	4,775
Fastenal Co.	84,720	3,956
Precision Castparts Corp.	20,027	3,794
Iron Mountain Inc.	92,756	2,880
Cintas Corp.	67,600	2,765
Waste Management Inc.	79,900	2,696
Roper Industries Inc.	23,970	2,672
Southwest Airlines Co.	256,200	2,623
WW Grainger Inc.	11,766	2,381
Expeditors International of Washington Inc.	58,832	2,327
Xylem Inc.	84,400	2,287
Deere & Co.	24,021	2,076
FedEx Corp.	22,100	2,027
* Sensata Technologies Holding NV	58,900	1,913
Joy Global Inc.	27,331	1,743
* Verisk Analytics Inc. Class A	24,900	1,270
Rockwell Collins Inc.	17,990	1,046
C.H. Robinson Worldwide Inc.	13,884	878
Parker Hannifin Corp.	8,620	733
* Nielsen Holdings NV	23,600	722
Cummins Inc.	6,407	694
Covanta Holding Corp.	35,055	646
Babcock & Wilcox Co.	24,000	629
Norfolk Southern Corp.	8,852	547
* EnerNOC Inc.	42,900	504
Rockwell Automation Inc.	5,507	463
Towers Watson & Co. Class A	5,000	281
Chicago Bridge & Iron Co. NV	6,000	278
* Engility Holdings Inc.	14,297	275
* AerCap Holdings NV	13,700	188
* Spirit Aerosystems Holdings Inc. Class A	10,700	182
HEICO Corp.	4,000	179
Dover Corp.	2,600	171
Brink's Co.	5,800	165
Huntington Ingalls Industries Inc.	2,900	126
* Old Dominion Freight Line Inc.	3,500	120
* Nortek Inc.	1,800	119
* Stericycle Inc.	1,200	112
* FuelCell Energy Inc.	117,682	108
Sauer-Danfoss Inc.	1,800	96
* USG Corp.	3,300	93
* Fuel Tech Inc.	20,100	84
Albany International Corp.	3,560	81
Corporate Executive Board Co.	1,700	81

* Swift Transportation Co.	7,400	67
Kansas City Southern	800	67
Avery Dennison Corp.	1,800	63
* Acacia Research Corp.	2,200	56
Quad/Graphics Inc.	2,500	51
* Atlas Air Worldwide Holdings Inc.	1,100	49
Fluor Corp.	800	47
* Spirit Airlines Inc.	2,340	41
Safe Bulkers Inc.	11,400	38
* Odyssey Marine Exploration Inc.	11,500	34
* Colfax Corp.	800	32
Masco Corp.	1,700	28
Geo Group Inc.	814	23
* Pendrell Corp.	16,900	21
* Federal Signal Corp.	2,700	21
* Cenveo Inc.	6,854	19
* CRA International Inc.	900	18
PACCAR Inc.	347	16
AAR Corp.	800	15
Apogee Enterprises Inc.	600	14
* Xerium Technologies Inc.	4,427	14
* Casella Waste Systems Inc. Class A	2,633	12
* Star Bulk Carriers Corp.	1,809	11
* American Reprographics Co.	3,710	9
* Rexnord Corp.	362	8
* DigitalGlobe Inc.	300	7
US Ecology Inc.	290	7
Aircastle Ltd.	500	6
Costamare Inc.	400	6
American Science & Engineering Inc.	82	5
Harsco Corp.	200	5
Ryder System Inc.	89	4
Knight Transportation Inc.	300	4
* Quality Distribution Inc.	600	4
H&E Equipment Services Inc.	236	4
* Sykes Enterprises Inc.	222	3
Robert Half International Inc.	100	3
* CPI Aerostructures Inc.	300	3
* NCI Building Systems Inc.	200	3
* Tecumseh Products Co. Class A	568	3
* Delta Air Lines Inc.	200	2
Acorn Energy Inc.	300	2
		427,504
Information Technology (18.5%)
Apple Inc.	341,673	182,122
International Business Machines Corp.	396,894	76,025
Microsoft Corp.	2,405,424	64,297
* Google Inc. Class A	79,279	56,238
Cisco Systems Inc.	2,118,673	41,632
Oracle Corp.	1,236,832	41,211
Visa Inc. Class A	217,376	32,950
QUALCOMM Inc.	525,186	32,572
Intel Corp.	1,567,237	32,332
Mastercard Inc. Class A	42,479	20,869
Accenture plc Class A	313,750	20,864
* Yahoo! Inc.	650,555	12,946
* eBay Inc.	247,939	12,650

Texas Instruments Inc.	402,052	12,440
Seagate Technology plc	401,090	12,225
Fidelity National Information Services Inc.	337,712	11,756
Motorola Solutions Inc.	199,209	11,092
* LSI Corp.	1,439,500	10,192
* Symantec Corp.	453,600	8,532
Western Digital Corp.	200,400	8,515
Total System Services Inc.	315,700	6,762
* EMC Corp.	215,317	5,448
Intuit Inc.	89,786	5,342
* F5 Networks Inc.	45,940	4,463
Hewlett-Packard Co.	309,900	4,416
CA Inc.	197,327	4,337
* Citrix Systems Inc.	65,630	4,315
* Juniper Networks Inc.	187,203	3,682
Automatic Data Processing Inc.	59,970	3,419
* Zebra Technologies Corp.	73,900	2,903
Analog Devices Inc.	66,284	2,788
* SanDisk Corp.	62,634	2,728
* Red Hat Inc.	50,500	2,674
* VeriSign Inc.	66,600	2,585
Computer Sciences Corp.	61,000	2,443
AOL Inc.	76,100	2,253
* BMC Software Inc.	56,500	2,241
TE Connectivity Ltd.	57,611	2,139
* Lam Research Corp.	53,400	1,929
* NetApp Inc.	53,500	1,795
* Teradata Corp.	28,900	1,789
* Electronic Arts Inc.	103,800	1,508
Paychex Inc.	42,870	1,335
KLA-Tencor Corp.	27,625	1,319
Xerox Corp.	192,500	1,313
* Fiserv Inc.	15,400	1,217
* CoreLogic Inc.	42,100	1,133
Western Union Co.	83,168	1,132
* NCR Corp.	41,400	1,055
Linear Technology Corp.	27,101	930
Dell Inc.	89,285	904
* Autodesk Inc.	25,000	884
* First Solar Inc.	28,500	880
FLIR Systems Inc.	36,700	819
Altera Corp.	22,814	786
Marvell Technology Group Ltd.	106,200	771
Harris Corp.	12,600	617
* Cognizant Technology Solutions Corp. Class A	7,980	591
Microchip Technology Inc.	16,178	527
* Salesforce.com Inc.	2,500	420
* Facebook Inc. Class A	14,500	386
* Silicon Image Inc.	63,564	315
* Vocus Inc.	14,678	255
* Agilysys Inc.	21,400	179
* PMC - Sierra Inc.	21,400	112
* Integrated Device Technology Inc.	14,200	104
Maxim Integrated Products Inc.	3,400	100
* STEC Inc.	14,600	72
* Sonus Networks Inc.	40,100	68
* TNS Inc.	3,200	66

*	Carbonite Inc.	5,495	51
*	Constant Contact Inc.	3,566	51
*	Quantum Corp.	39,200	49
*	Procera Networks Inc.	2,400	45
*	Aspen Technology Inc.	1,500	41
*	Ixia	2,300	39
*	MicroStrategy Inc. Class A	400	37
*	Zynga Inc. Class A	15,400	37
*	MoneyGram International Inc.	2,400	32
*	Silicon Graphics International Corp.	2,956	30
*	TeleCommunication Systems Inc. Class A	10,900	27
*	Identive Group Inc.	17,600	26
*	Acxiom Corp.	1,444	25
*	Mattson Technology Inc.	29,900	25
	Broadcom Corp. Class A	700	23
	Loral Space & Communications Inc.	400	22
*	Calix Inc.	2,700	21
*	VistaPrint NV	565	19
*	Glu Mobile Inc.	7,900	18
*	Websense Inc.	1,100	17
	Jack Henry & Associates Inc.	400	16
*	ViaSat Inc.	400	16
*	Photronics Inc.	2,446	15
*	Itron Inc.	300	13
*	Seachange International Inc.	1,300	13
*	Riverbed Technology Inc.	600	12
*	ShoreTel Inc.	2,471	10
	Global Payments Inc.	200	9
*	Immersion Corp.	1,200	8
*	Arrow Electronics Inc.	200	8
*	UTStarcom Holdings Corp.	7,200	8
*	Travelzoo Inc.	374	7
*	MaxLinear Inc.	1,108	6
*	Peregrine Semiconductor Corp.	358	5
*,^ Powerwave Technologies Inc.		15,776	5
*	Brocade Communications Systems Inc.	900	5
	Broadridge Financial Solutions Inc.	200	5
*	Progress Software Corp.	200	4
*	Imation Corp.	794	4
*	NCI Inc. Class A	700	3
	Micrel Inc.	344	3
*	Comverse Technology Inc.	800	3
*	IntraLinks Holdings Inc.	400	2
	NVIDIA Corp.	200	2
	Black Box Corp.	100	2
	Digimarc Corp.	100	2
	NIC Inc.	125	2
*	Dynamics Research Corp.	300	2
*	Pulse Electronics Corp.	5,401	2
*	Amtech Systems Inc.	500	2
*	Smith Micro Software Inc.	969	1
*	FriendFinder Networks Inc.	1,250	1
			792,540
Materials (3.6%)
	Monsanto Co.	331,560	31,382
	LyondellBasell Industries NV Class A	287,638	16,421
	EI du Pont de Nemours & Co.	309,464	13,917

PPG Industries Inc.	97,830	13,241
Praxair Inc.	107,050	11,717
CF Industries Holdings Inc.	57,524	11,687
Dow Chemical Co.	270,945	8,757
Eastman Chemical Co.	116,000	7,894
Ball Corp.	159,440	7,135
Sherwin-Williams Co.	45,320	6,971
Air Products & Chemicals Inc.	57,610	4,840
Freeport-McMoRan Copper & Gold Inc.	114,173	3,905
Mosaic Co.	35,240	1,996
Nucor Corp.	43,220	1,866
International Flavors & Fragrances Inc.	28,000	1,863
Valspar Corp.	18,100	1,129
United States Steel Corp.	47,290	1,129
Airgas Inc.	11,740	1,072
Ecolab Inc.	13,660	982
Sigma-Aldrich Corp.	11,560	851
MeadWestvaco Corp.	26,208	835
Georgia Gulf Corp.	12,700	524
* Resolute Forest Products	37,600	498
Rockwood Holdings Inc.	9,700	480
* Mercer International Inc.	50,341	360
International Paper Co.	8,936	356
* Owens-Illinois Inc.	15,400	328
* Clearwater Paper Corp.	5,200	204
* SunCoke Energy Inc.	11,139	174
* New Gold Inc.	15,700	173
Innospec Inc.	4,124	142
Packaging Corp. of America	3,600	138
* Flotek Industries Inc.	10,765	131
Allegheny Technologies Inc.	4,000	121
FMC Corp.	1,900	111
American Vanguard Corp.	3,500	109
* Rare Element Resources Ltd.	27,509	94
FutureFuel Corp.	6,378	76
* Graphic Packaging Holding Co.	11,500	74
Ashland Inc.	900	72
* Headwaters Inc.	8,300	71
Barrick Gold Corp.	1,800	63
* Louisiana-Pacific Corp.	2,600	50
Commercial Metals Co.	3,162	47
* General Moly Inc.	11,714	47
HB Fuller Co.	1,000	35
Myers Industries Inc.	1,600	24
Newmont Mining Corp.	500	23
Sealed Air Corp.	1,100	19
* Spartech Corp.	1,900	17
Titanium Metals Corp.	900	15
Teck Resources Ltd. Class B	400	15
Goldcorp Inc.	300	11
* GSE Holding Inc.	1,768	11
* Crown Holdings Inc.	280	10
Bemis Co. Inc.	300	10
* Stillwater Mining Co.	670	9
* Northern Dynasty Minerals Ltd.	2,400	8
Walter Energy Inc.	200	7
Eagle Materials Inc.	100	6

Wausau Paper Corp.	535	5
Cliffs Natural Resources Inc.	100	4
* OM Group Inc.	146	3
* Berry Plastics Group Inc.	200	3
Noranda Aluminum Holding Corp.	380	2
* Penford Corp.	100	1
		154,271
Telecommunication Services (3.1%)
AT&T Inc.	2,216,258	74,710
Verizon Communications Inc.	1,033,472	44,718
CenturyLink Inc.	117,164	4,583
* Sprint Nextel Corp.	520,860	2,953
* Crown Castle International Corp.	25,240	1,821
* MetroPCS Communications Inc.	91,100	906
Frontier Communications Corp.	140,600	602
* Leap Wireless International Inc.	65,600	436
Windstream Corp.	29,682	246
* Clearwire Corp. Class A	21,300	62
		131,037
Utilities (2.5%)
PG&E Corp.	402,400	16,168
DTE Energy Co.	172,533	10,361
Ameren Corp.	311,100	9,557
Dominion Resources Inc.	160,234	8,300
Pinnacle West Capital Corp.	152,000	7,749
Northeast Utilities	197,900	7,734
American Electric Power Co. Inc.	177,890	7,592
Public Service Enterprise Group Inc.	145,883	4,464
CMS Energy Corp.	171,500	4,181
AES Corp.	371,600	3,976
Southern Co.	78,060	3,342
NiSource Inc.	130,199	3,241
Duke Energy Corp.	42,990	2,743
NextEra Energy Inc.	37,890	2,622
Consolidated Edison Inc.	46,877	2,603
Wisconsin Energy Corp.	57,840	2,131
ONEOK Inc.	49,240	2,105
FirstEnergy Corp.	46,000	1,921
PPL Corp.	48,760	1,396
CenterPoint Energy Inc.	46,454	894
Xcel Energy Inc.	32,450	867
Sempra Energy	12,190	865
AGL Resources Inc.	16,800	671
Entergy Corp.	9,300	593
ITC Holdings Corp.	6,728	517
TECO Energy Inc.	20,060	336
IDACORP Inc.	5,843	253
Southwest Gas Corp.	3,700	157
ALLETE Inc.	3,022	124
NorthWestern Corp.	2,700	94
MGE Energy Inc.	1,212	62
Chesapeake Utilities Corp.	807	37
Exelon Corp.	1,000	30
Edison International	454	20
NRG Energy Inc.	600	14
Pepco Holdings Inc.	445	9

WGL Holdings Inc.			200	8
El Paso Electric Co.			199	6
Alliant Energy Corp.			100	4
* Cadiz Inc.			200	2
Vectren Corp.			38	1
				107,750
Total Common Stocks (Cost $3,736,673)				4,188,957
	Coupon
Temporary Cash Investments (2.4%)[1]
Money Market Fund (2.2%)
[2,3] Vanguard Market Liquidity Fund	0.162%		95,462,733	95,463

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.2%)
[4,5] Fannie Mae Discount Notes	0.097%	3/27/13	300	300
[5,6] Federal Home Loan Bank Discount Notes	0.130%	2/01/13	500	500
[4,5] Freddie Mac Discount Notes	0.118%	3/11/13	7,000	6,998
				7,798
Total Temporary Cash Investments (Cost $103,261)				103,261
Total Investments (100.3%) (Cost $3,839,934)				4,292,218
Other Assets and Liabilities-Net (-0.3%)[3]				(14,015)
Net Assets (100%)				4,278,203

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $67,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.7% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $85,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $6,049,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Growth and Income Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,188,957	—	—
Temporary Cash Investments	95,463	7,798	—
Futures Contracts—Assets[1]	2,429	—	—
Futures Contracts—Liabilities[1]	(226)	—	—
Total	4,286,623	7,798	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2013	212	75,266	(376)
E-mini S&P 500 Index	March 2013	46	3,266	67

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2012, the cost of investment securities for tax purposes was $3,839,955,000. Net unrealized appreciation of investment securities for tax purposes was $452,263,000, consisting of

Growth and Income Fund

unrealized gains of $524,145,000 on securities that had risen in value since their purchase and $71,882,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Broad Market Fund

Schedule of Investments
As of December 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (12.4%)
	Home Depot Inc.	63,500	3,928
	Comcast Corp. Class A	93,791	3,506
	TJX Cos. Inc.	64,200	2,725
*	DIRECTV	52,700	2,643
	CBS Corp. Class B	68,500	2,606
	Macy's Inc.	59,800	2,333
*	PulteGroup Inc.	125,400	2,277
	PVH Corp.	20,200	2,242
	Marriott International Inc. Class A	60,000	2,236
*	Jarden Corp.	41,700	2,156
	Dillard's Inc. Class A	25,400	2,128
	Gap Inc.	67,000	2,080
	Foot Locker Inc.	61,100	1,963
	Brinker International Inc.	60,000	1,859
	Thor Industries Inc.	48,700	1,823
	Harley-Davidson Inc.	34,300	1,675
	Belo Corp. Class A	215,000	1,649
	Wynn Resorts Ltd.	14,400	1,620
*	Delphi Automotive plc	40,100	1,534
	Virgin Media Inc.	26,700	981
*	priceline.com Inc.	1,300	808
	Cracker Barrel Old Country Store Inc.	11,200	720
	Starwood Hotels & Resorts Worldwide Inc.	11,900	683
*	Conn's Inc.	20,300	623
	Gannett Co. Inc.	33,200	598
	News Corp. Class A	10,700	273
	McDonald's Corp.	3,011	266
*	Amazon.com Inc.	600	151
	Walt Disney Co.	2,700	134
			48,220
Consumer Staples (8.9%)
	Philip Morris International Inc.	63,950	5,349
	CVS Caremark Corp.	72,600	3,510
	Wal-Mart Stores Inc.	37,465	2,556
	Procter & Gamble Co.	37,251	2,529
	HJ Heinz Co.	40,800	2,353
	Kroger Co.	86,400	2,248
	JM Smucker Co.	24,200	2,087
	Reynolds American Inc.	48,400	2,005
*	Dean Foods Co.	115,400	1,905
	PepsiCo Inc.	25,700	1,759
	Coca-Cola Co.	40,980	1,486
*	Pilgrim's Pride Corp.	190,800	1,383
	Nu Skin Enterprises Inc. Class A	29,300	1,086
	Herbalife Ltd.	31,400	1,034
	Energizer Holdings Inc.	9,700	776
	Kraft Foods Group Inc.	15,300	696
	Ingredion Inc.	10,600	683

	Kimberly-Clark Corp.	7,200	608
*,^ USANA Health Sciences Inc.		9,700	320
	Costco Wholesale Corp.	3,000	296
			34,669
Energy (10.2%)
	Exxon Mobil Corp.	136,520	11,816
	Chevron Corp.	65,365	7,069
	ConocoPhillips	64,040	3,714
	Phillips 66	56,370	2,993
	Marathon Petroleum Corp.	42,400	2,671
	Valero Energy Corp.	77,200	2,634
	HollyFrontier Corp.	50,600	2,355
	Tesoro Corp.	40,700	1,793
	Williams Cos. Inc.	45,400	1,486
	Diamond Offshore Drilling Inc.	15,800	1,074
*	Helix Energy Solutions Group Inc.	31,300	646
	Occidental Petroleum Corp.	7,240	555
	Schlumberger Ltd.	7,800	540
			39,346
Financials (16.9%)
	JPMorgan Chase & Co.	141,836	6,237
	Wells Fargo & Co.	177,070	6,052
	Goldman Sachs Group Inc.	28,200	3,597
	US Bancorp	105,850	3,381
	American Express Co.	58,720	3,375
	State Street Corp.	56,600	2,661
	Travelers Cos. Inc.	36,800	2,643
*	American International Group Inc.	73,600	2,598
	Allstate Corp.	61,800	2,483
	Discover Financial Services	63,800	2,460
	Fifth Third Bancorp	157,000	2,385
	SunTrust Banks Inc.	72,700	2,061
*	Berkshire Hathaway Inc. Class B	20,000	1,794
*	World Acceptance Corp.	21,956	1,637
	Allied World Assurance Co. Holdings AG	20,341	1,603
*	American Capital Ltd.	117,900	1,415
	Bank of America Corp.	119,600	1,387
	HCP Inc.	28,400	1,283
	Torchmark Corp.	24,800	1,281
	Ventas Inc.	19,000	1,230
	Weyerhaeuser Co.	41,700	1,160
	General Growth Properties Inc.	53,500	1,062
	CBL & Associates Properties Inc.	44,400	942
	Kimco Realty Corp.	48,700	941
*	St. Joe Co.	40,700	939
	Lexington Realty Trust	88,700	927
	Everest Re Group Ltd.	8,400	924
	Omega Healthcare Investors Inc.	36,500	871
	Weingarten Realty Investors	31,500	843
	Nelnet Inc. Class A	27,800	828
	Duke Realty Corp.	58,200	807
*	Sunstone Hotel Investors Inc.	74,600	799
	Citigroup Inc.	16,600	657
	Prologis Inc.	15,000	547
	Simon Property Group Inc.	2,600	411
	Brandywine Realty Trust	33,000	402

BB&T Corp.	11,900	346
Regions Financial Corp.	25,200	179
Inland Real Estate Corp.	14,000	117
* Howard Hughes Corp.	1,100	80
		65,345
Health Care (11.3%)
Pfizer Inc.	209,464	5,253
Abbott Laboratories	68,100	4,461
Eli Lilly & Co.	65,420	3,227
Merck & Co. Inc.	73,683	3,017
UnitedHealth Group Inc.	51,275	2,781
McKesson Corp.	27,800	2,695
Johnson & Johnson	37,507	2,629
Aetna Inc.	51,700	2,394
Zimmer Holdings Inc.	33,400	2,226
ResMed Inc.	50,100	2,083
* Pharmacyclics Inc.	34,900	2,021
* Mylan Inc.	69,900	1,921
Cigna Corp.	32,800	1,753
* Charles River Laboratories International Inc.	42,600	1,596
* Watson Pharmaceuticals Inc.	17,400	1,496
* Biogen Idec Inc.	8,900	1,305
Cooper Cos. Inc.	12,700	1,175
Warner Chilcott plc Class A	94,200	1,134
Baxter International Inc.	8,400	560
		43,727
Industrials (11.5%)
General Electric Co.	346,780	7,279
Union Pacific Corp.	28,500	3,583
Boeing Co.	34,400	2,592
Lockheed Martin Corp.	27,200	2,510
Raytheon Co.	43,500	2,504
Northrop Grumman Corp.	35,730	2,415
Ingersoll-Rand plc	50,100	2,403
Chicago Bridge & Iron Co. NV	48,900	2,267
Textron Inc.	88,700	2,199
* Delta Air Lines Inc.	183,600	2,179
Masco Corp.	125,700	2,094
Equifax Inc.	38,000	2,057
* Alaska Air Group Inc.	34,800	1,500
Honeywell International Inc.	22,300	1,415
Caterpillar Inc.	15,800	1,415
United Parcel Service Inc. Class B	17,300	1,276
* Terex Corp.	42,100	1,183
Lincoln Electric Holdings Inc.	17,500	852
Dun & Bradstreet Corp.	8,700	684
* US Airways Group Inc.	45,700	617
3M Co.	6,000	557
Cintas Corp.	13,200	540
Deluxe Corp.	7,100	229
* WESCO International Inc.	1,800	121
		44,471
Information Technology (17.6%)
Apple Inc.	25,020	13,336
International Business Machines Corp.	36,642	7,019
Microsoft Corp.	230,997	6,175

Intel Corp.	186,790	3,853
Cisco Systems Inc.	179,350	3,524
Accenture plc Class A	45,300	3,012
Motorola Solutions Inc.	44,900	2,500
* Google Inc. Class A	3,350	2,376
Western Digital Corp.	53,900	2,290
* Alliance Data Systems Corp.	15,600	2,258
* Cadence Design Systems Inc.	158,300	2,139
Computer Sciences Corp.	52,900	2,119
* VMware Inc. Class A	19,900	1,873
IAC/InterActiveCorp	39,300	1,859
Anixter International Inc.	27,400	1,753
* Unisys Corp.	97,500	1,687
* LSI Corp.	226,700	1,605
Heartland Payment Systems Inc.	50,900	1,502
NVIDIA Corp.	85,400	1,050
* Symantec Corp.	54,900	1,033
Oracle Corp.	29,248	974
* Freescale Semiconductor Ltd.	76,000	837
Mastercard Inc. Class A	1,600	786
* Gartner Inc.	16,500	759
QUALCOMM Inc.	9,100	564
* NCR Corp.	20,000	510
* Brocade Communications Systems Inc.	76,000	405
MAXIMUS Inc.	3,400	215
* Advanced Micro Devices Inc.	66,500	160
		68,173
Materials (4.2%)
Monsanto Co.	28,700	2,716
PPG Industries Inc.	19,950	2,700
Eastman Chemical Co.	35,300	2,402
Sherwin-Williams Co.	15,500	2,384
CF Industries Holdings Inc.	11,250	2,286
Huntsman Corp.	128,100	2,037
FMC Corp.	23,200	1,358
LyondellBasell Industries NV Class A	9,000	514
		16,397
Telecommunication Services (2.8%)
AT&T Inc.	178,829	6,028
Verizon Communications Inc.	111,057	4,806
		10,834
Utilities (3.6%)
PG&E Corp.	56,900	2,286
DTE Energy Co.	35,700	2,144
Public Service Enterprise Group Inc.	69,400	2,124
PNM Resources Inc.	98,800	2,026
Consolidated Edison Inc.	35,300	1,961
Ameren Corp.	62,300	1,914
Pinnacle West Capital Corp.	13,800	703
American Water Works Co. Inc.	10,000	371
Wisconsin Energy Corp.	7,700	284
		13,813
Total Common Stocks (Cost $323,954)		384,995

	Coupon
Temporary Cash Investments (1.8%)[1]
Money Market Fund (1.7%)
[2,3] Vanguard Market Liquidity Fund	0.162%		6,670,295	6,670

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.120%	1/11/13	100	100
[4,6] Freddie Mac Discount Notes	0.118%	3/11/13	100	100
				200
Total Temporary Cash Investments (Cost $6,870)				6,870
Total Investments (101.2%) (Cost $330,824)				391,865
Other Assets and Liabilities-Net (-1.2%)[3]				(4,633)
Net Assets (100%)				387,232

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $181,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $182,000 of collateral received for securities on loan.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Structured Broad Market Fund

The following table summarizes the market value of the fund's investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	384,995	—	—
Temporary Cash Investments	6,670	200	—
Futures Contracts—Assets[1]	56	—	—
Total	391,721	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2013	16	1,136	9
S&P 500 Index	March 2013	3	1,065	(6)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2012, the cost of investment securities for tax purposes was $330,824,000. Net unrealized appreciation of investment securities for tax purposes was $61,041,000, consisting of unrealized gains of $66,921,000 on securities that had risen in value since their purchase and $5,880,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Large-Cap Equity Fund

Schedule of Investments
As of December 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (12.1%)
	Home Depot Inc.	102,775	6,357
	Comcast Corp. Class A	169,500	6,336
	Time Warner Cable Inc.	38,800	3,771
*	DIRECTV	74,700	3,747
	TJX Cos. Inc.	86,300	3,664
	Macy's Inc.	84,300	3,289
	Newell Rubbermaid Inc.	136,200	3,033
*	O'Reilly Automotive Inc.	33,600	3,005
*	Goodyear Tire & Rubber Co.	216,300	2,987
	Harley-Davidson Inc.	60,200	2,940
*	PulteGroup Inc.	156,300	2,838
	Gap Inc.	89,600	2,781
	Wyndham Worldwide Corp.	48,400	2,575
	Whirlpool Corp.	22,600	2,300
	CBS Corp. Class B	54,190	2,062
	Marriott International Inc. Class A	48,600	1,811
	Expedia Inc.	26,800	1,647
	Starwood Hotels & Resorts Worldwide Inc.	18,000	1,033
	McDonald's Corp.	11,247	992
*	Amazon.com Inc.	3,500	879
	Walt Disney Co.	16,879	840
	H&R Block Inc.	42,100	782
	Viacom Inc. Class B	12,500	659
	Gannett Co. Inc.	21,200	382
	Comcast Corp.	10,525	378
	News Corp. Class A	10,400	266
			61,354
Consumer Staples (9.9%)
	Philip Morris International Inc.	95,936	8,024
	Procter & Gamble Co.	80,494	5,465
	Wal-Mart Stores Inc.	69,746	4,759
	CVS Caremark Corp.	93,100	4,501
	Kimberly-Clark Corp.	45,200	3,816
	Kraft Foods Group Inc.	79,766	3,627
	Kroger Co.	121,700	3,167
	Coca-Cola Co.	86,880	3,149
*	Dean Foods Co.	152,800	2,523
*	Constellation Brands Inc. Class A	68,000	2,406
	JM Smucker Co.	25,800	2,225
	Campbell Soup Co.	62,200	2,170
	PepsiCo Inc.	31,192	2,134
	HJ Heinz Co.	25,200	1,454
	Costco Wholesale Corp.	3,600	356
	Mondelez International Inc. Class A	10,800	275
	Altria Group Inc.	3,200	101
			50,152
Energy (11.4%)
	Exxon Mobil Corp.	212,839	18,421

Chevron Corp.	100,856	10,906
ConocoPhillips	92,459	5,362
Phillips 66	75,979	4,034
Marathon Petroleum Corp.	56,950	3,588
Valero Energy Corp.	101,500	3,463
EOG Resources Inc.	27,900	3,370
Tesoro Corp.	68,300	3,009
Marathon Oil Corp.	89,500	2,744
Occidental Petroleum Corp.	21,261	1,629
Schlumberger Ltd.	15,425	1,069
Murphy Oil Corp.	2,100	125
		57,720
Financials (15.9%)
JPMorgan Chase & Co.	213,579	9,391
Wells Fargo & Co.	271,735	9,288
Bank of America Corp.	662,053	7,680
Goldman Sachs Group Inc.	39,400	5,026
US Bancorp	153,524	4,903
American Express Co.	83,200	4,782
* American International Group Inc.	131,000	4,624
Aflac Inc.	66,300	3,522
Allstate Corp.	86,300	3,467
Discover Financial Services	86,850	3,348
Fifth Third Bancorp	175,800	2,670
Franklin Resources Inc.	21,000	2,640
* Berkshire Hathaway Inc. Class B	25,205	2,261
Simon Property Group Inc.	14,300	2,261
Travelers Cos. Inc.	29,300	2,104
HCP Inc.	45,500	2,056
Prologis Inc.	55,000	2,007
Weyerhaeuser Co.	62,900	1,750
Citigroup Inc.	43,025	1,702
Kimco Realty Corp.	82,800	1,600
* Berkshire Hathaway Inc. Class A	11	1,475
Bank of New York Mellon Corp.	33,200	853
Assurant Inc.	9,700	336
Ventas Inc.	4,700	304
Huntington Bancshares Inc.	33,200	212
SunTrust Banks Inc.	3,700	105
		80,367
Health Care (11.4%)
Pfizer Inc.	374,119	9,383
Merck & Co. Inc.	176,844	7,240
Abbott Laboratories	101,268	6,633
Johnson & Johnson	71,046	4,980
Eli Lilly & Co.	96,887	4,779
UnitedHealth Group Inc.	83,504	4,529
Amgen Inc.	46,100	3,979
McKesson Corp.	37,200	3,607
Aetna Inc.	73,370	3,397
* Mylan Inc.	114,000	3,133
Zimmer Holdings Inc.	45,000	3,000
Cigna Corp.	19,600	1,048
Baxter International Inc.	15,500	1,033
* Biogen Idec Inc.	4,600	675
		57,416

Industrials (9.9%)
General Electric Co.	539,022	11,314
Union Pacific Corp.	40,300	5,066
Boeing Co.	62,800	4,733
United Parcel Service Inc. Class B	64,021	4,720
Honeywell International Inc.	72,300	4,589
Lockheed Martin Corp.	38,000	3,507
Raytheon Co.	59,600	3,431
Northrop Grumman Corp.	48,916	3,306
Ingersoll-Rand plc	66,000	3,165
Textron Inc.	118,700	2,943
Caterpillar Inc.	24,200	2,168
Equifax Inc.	8,700	471
Cintas Corp.	4,200	172
United Technologies Corp.	1,286	105
Masco Corp.	6,200	103
		49,793
Information Technology (18.8%)
Apple Inc.	36,932	19,686
International Business Machines Corp.	55,340	10,600
Microsoft Corp.	301,041	8,047
Cisco Systems Inc.	346,415	6,807
* Google Inc. Class A	6,805	4,827
Accenture plc Class A	63,700	4,236
Intel Corp.	198,753	4,100
Mastercard Inc. Class A	8,300	4,078
Motorola Solutions Inc.	61,950	3,449
Seagate Technology plc	104,700	3,191
* Fiserv Inc.	39,800	3,145
* Symantec Corp.	162,600	3,059
Western Digital Corp.	71,700	3,047
Fidelity National Information Services Inc.	86,600	3,015
Computer Sciences Corp.	72,500	2,904
* LSI Corp.	396,800	2,809
Oracle Corp.	67,088	2,235
Total System Services Inc.	73,400	1,572
QUALCOMM Inc.	24,457	1,517
NVIDIA Corp.	119,200	1,465
* Teradata Corp.	6,600	408
Visa Inc. Class A	2,300	349
* Advanced Micro Devices Inc.	78,200	188
		94,734
Materials (3.7%)
Monsanto Co.	49,700	4,704
LyondellBasell Industries NV Class A	64,300	3,671
PPG Industries Inc.	27,100	3,668
CF Industries Holdings Inc.	15,185	3,085
Eastman Chemical Co.	24,100	1,640
Ball Corp.	31,700	1,418
Sherwin-Williams Co.	3,300	508
		18,694
Telecommunication Services (3.6%)
AT&T Inc.	299,935	10,111
Verizon Communications Inc.	168,396	7,286
* MetroPCS Communications Inc.	65,200	648
		18,045

Utilities (2.9%)
PG&E Corp.			74,700	3,001
American Electric Power Co. Inc.			67,900	2,898
Pinnacle West Capital Corp.			52,000	2,651
Ameren Corp.			85,600	2,630
Public Service Enterprise Group Inc.			76,200	2,332
DTE Energy Co.			20,300	1,219
				14,731
Total Common Stocks (Cost $409,420)				503,006
	Coupon
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.3%)
2 Vanguard Market Liquidity Fund	0.162%		1,663,953	1,664

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[3,4] Fannie Mae Discount Notes	0.110%	3/13/13	100,000	100
[3,4] Freddie Mac Discount Notes	0.140%	2/11/13	100,000	100
				200
Total Temporary Cash Investments (Cost $1,864)				1,864
Total Investments (100.0%) (Cost $411,284)				504,870
Other Assets and Liabilities-Net (0.0%)				(136)
Net Assets (100%)				504,734

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of

Structured Large-Cap Equity Fund

futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

At December 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2013	3	1,065	(6)
E-mini S&P 500 Index	March 2013	9	639	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	503,006	—	—
Temporary Cash Investments	1,664	200	—
Futures Contracts—Assets[1]	43	—	—
Total	504,713	200	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2012, the cost of investment securities for tax purposes was $411,284,000. Net unrealized appreciation of investment securities for tax purposes was $93,586,000, consisting of unrealized gains of $95,884,000 on securities that had risen in value since their purchase and $2,298,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD QUANTITATIVE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 14, 2013

VANGUARD QUANTITATIVE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 14, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.